ACQUISITION OF APEX (Details 2) (APEX, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
APEX
Business Acquisition [Line Items]
Net revenues	$ 18,669	$ 17,258	$ 56,346	$ 44,867
Net loss	$ (1,446)	$ (706)	$ (5,312)	$ (7,539)
Net loss per share - basic and fully-diluted (in dollars per share)	$ (0.18)	$ (0.08)	$ (0.69)	$ (1.17)